LIABILITIES ATTRIBUTABLE TO DISCONTINUED OPERATIONS (Details) - USD ($)	Jul. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Liabilities, total		$ 125,851	$ 125,851
Ethan NY [Member]
Assets
Accounts payable		94,835	94,835
Accrued expenses		$ 31,016	$ 31,016